Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories, net
Raw materials	$ 87	$ 91	$ 102
Work in process	394	392	231
Finished goods	501	409	273
Inventories	$ 982	$ 892	$ 606